T. ROWE PRICE SMALL-CAP VALUE FUND
September 30, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 97.3%
COMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 0.3%
GCI Liberty, Class A (1)	418,839	25,997
		25,997
Entertainment 0.2%
Rosetta Stone (1)(2)	1,450,018	25,230
		25,230
Media 1.4%
Cable One	75,200	94,353
Saga Communications, Class A (2)	453,393	13,489
Scholastic	736,200	27,799
		135,641
Total Communication Services		186,868
CONSUMER DISCRETIONARY 8.2%
Auto Components 1.5%
Dorman Products (1)	495,200	39,388
Garrett Motion (1)	2,371,100	23,616
Horizon Global (1)(2)	3,244,390	12,394
LCI Industries	480,400	44,125
Strattec Security (2)	194,553	3,887
Visteon (1)	324,500	26,784
		150,194
Distributors 0.8%
Pool	412,500	83,201
		83,201
Diversified Consumer Services 1.3%
American Public Education (1)	780,235	17,431
Career Education (1)	1,832,591	29,120
Strategic Education	559,812	76,067
		122,618

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)

Hotels, Restaurants & Leisure 0.7%
Marriott Vacations Worldwide	307,366	31,846
Papa John's International	68,563	3,589
Red Robin Gourmet Burgers (1)	544,494	18,110
Red Rock Resorts, Class A	542,544	11,017
		64,562
Household Durables 0.8%
Cavco Industries (1)	391,700	75,242
CSS Industries (2)	1,180,000	4,684
		79,926
Specialty Retail 2.3%
Aaron's	1,393,100	89,521
Boot Barn Holdings (1)	218,599	7,629
Express (1)	2,061,120	7,090
Lumber Liquidators Holdings (1)	1,116,305	11,018
Monro	551,900	43,606
Sportsman's Warehouse Holdings (1)(2)	4,078,653	21,127
Winmark (2)	254,247	44,847
		224,838
Textiles, Apparel & Luxury Goods 0.8%
Allbirds, Acquisition Date: 10/10/18 - 12/21/18, Cost $6,158
(1)(3)(4)	112,302	6,158
Culp(2)	814,485	13,276
J. G. Boswell	11,077	7,566
Steven Madden	1,319,462	47,223
		74,223
Total Consumer Discretionary		799,562
CONSUMER STAPLES 3.7%

Beverages 0.6%
Boston Beer, Class A (1)	50,900	18,532
Coca-Cola Consolidated	123,874	37,642
		56,174

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
Food & Staples Retailing 0.1%
Grocery Outlet Holding (1)	324,454	11,252
		11,252
Food Products 2.8%
Collier Creek Holdings (1)	2,076,770	22,221
Hain Celestial Group (1)	226,200	4,858
Nomad Foods (1)	5,267,200	107,978
Post Holdings (1)	679,654	71,934
Sanderson Farms	180,400	27,300
Simply Good Foods (1)	1,597,204	46,303
		280,594
Household Products 0.2%
Oil-Dri (2)	560,900	19,104
		19,104
Total Consumer Staples		367,124
ENERGY 5.6%

Energy Equipment & Services 2.1%
Apergy (1)	727,200	19,671
Cactus, Class A (1)	849,883	24,596
Computer Modelling Group (CAD)	2,051,180	9,460
Dril-Quip (1)	468,500	23,509
Energy Reservoir Holdings, Class A-1, Acquisition Date:
4/30/19, Cost $20,875 (1)(2)(3)(4)(5)	20,874,000	20,874
Frank's International (1)	3,692,628	17,540
Keane Group (1)	4,826,832	29,251
Liberty Oilfield Services, Class A	1,139,490	12,341
Ranger Energy Services (1)(2)	1,085,920	7,004
SEACOR Holdings (1)	286,082	13,466
SEACOR Marine Holdings (1)	1,021,898	12,845
TETRA Technologies (1)(2)	6,240,800	12,544
		203,101
Oil, Gas & Consumable Fuels 3.5%
Advantage Oil & Gas (CAD) (1)	6,539,200	10,612
Delek US Holdings	519,600	18,862

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
Earthstone Energy, Class A (1)(2)	1,668,583	5,423
International Seaways (1)	829,346	15,973
Jagged Peak Energy (1)	2,287,387	16,606
Kelt Exploration (CAD) (1)	3,808,300	10,003
Kimbell Royalty Partners (2)	1,220,304	17,951
Kosmos Energy	3,287,500	20,514
Magnolia Oil & Gas, Class A (1)	2,284,100	25,354
Matador Resources (1)	1,968,060	32,532
Panhandle Oil & Gas, Class A	613,470	8,576
Plains GP Holdings, Class A	1,088,752	23,114
REX American Resources (1)(2)	371,100	28,326
Seven Generations Energy, Class A (CAD) (1)	4,662,400	29,632
Venture Global LNG, Series B, Acquisition Date: 3/8/18, Cost
$1,314 (1)(3)(4)	435	2,262
Venture Global LNG, Series C, Acquisition Date: 5/25/17 -
3/8/18, Cost $26,302 (1)(3)(4)	7,197	37,424
WPX Energy (1)	4,095,300	43,369
		346,533
Total Energy		549,634
FINANCIALS 26.8%
Banks 16.5%
American Business Bank (1)	272,140	9,283
Atlantic Capital Bancshares (1)	908,874	15,760
BankUnited	2,632,100	88,491
BOK Financial	469,789	37,184
Bridge Bancorp	382,868	11,318
Burke & Herbert Bank & Trust	9,886	22,540
CenterState Bank	2,202,402	52,825
Columbia Banking System	2,165,635	79,912
CrossFirst Bankshares (1)	527,612	7,547
CrossFirst Bankshares, Acquisition Date: 10/23/18, Cost $7,274
(1)(3)	510,426	6,937
East West Bancorp	573,899	25,418
Farmers & Merchants Bank of Long Beach	2,764	21,974
FB Financial	1,126,887	42,315
First Bancshares	457,475	14,776

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)

First Hawaiian	800,829	21,382
Glacier Bancorp	1,254,600	50,761
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $5,034 (1)(3)(4)	503,404	5,034
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $- (1)(3)(4)	100,220	374
HarborOne Bancorp (1)(2)	3,219,173	32,401
Heritage Commerce	1,461,021	17,174
Heritage Financial	1,088,733	29,352
Home BancShares	5,486,896	103,126
Hope Bancorp	2,764,887	39,648
Howard Bancorp (1)(2)	1,042,457	17,399
Independent Bank	296,151	22,108
Independent Bank Group	828,580	43,592
John Marshall Bancorp (1)(2)	775,954	13,145
Live Oak Bancshares (2)	2,214,386	40,080
National Bank Holdings, Class A (2)	1,850,959	63,284
Origin Bancorp	665,380	22,450
Pacific Premier Bancorp	1,063,800	33,180
Pinnacle Financial Partners	1,191,972	67,644
Popular	1,137,500	61,516
Preferred Bank (2)	931,058	48,769
Prosperity Bancshares	799,900	56,497
Revere Bank (1)	483,934	16,575
Sound Bank, Non-Voting Shares, Acquisition Date: 5/6/19, Cost
$2,923 (1)(3)(4)	292,336	2,923
Sound Bank, Voting Shares, Acquisition Date: 5/6/19, Cost
$1,436 (1)(3)(4)	143,582	1,436
Sound Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19, Cost
$- (1)(3)(4)	43,592	—
South State	430,218	32,395
Southern First Bancshares (1)	337,896	13,465
SVB Financial Group (1)	88,600	18,513
Texas Capital Bancshares (1)	841,600	45,993
Towne Bank	2,495,475	69,387
Webster Financial	1,202,973	56,383
Western Alliance Bancorp	1,965,354	90,563

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)

Wintrust Financial	622,568	40,237
		1,613,066
Capital Markets 2.1%
Assetmark Financial Holdings (1)	286,084	7,452
Barings BDC	1,335,931	13,560
Cboe Global Markets	164,836	18,941
Conyers Park II Acquisition (1)	1,324,990	14,085
Hercules Capital (6)	1,554,300	20,781
Houlihan Lokey	1,042,427	47,013
Main Street Capital	584,500	25,256
OTC Markets Group, Class A	487,685	17,679
Safeguard Scientifics (1)	685,800	7,777
StepStone Group, Class A, Acquisition Date: 8/19/19, Cost
$9,658 (1)(3)(4)(5)	12,072	9,658
Virtus Investment Partners	248,942	27,526
		209,728
Consumer Finance 0.2%
Green Dot, Class A (1)	754,200	19,043
SLM	572,000	5,048
		24,091
Diversified Financial Services 0.2%
GS Acquisition Holdings (1)	1,395,632	14,863
		14,863
Insurance 2.8%
Assured Guaranty	361,783	16,085
Axis Capital Holdings	291,347	19,439
eHealth (1)	79,000	5,276
Employers Holdings	574,300	25,028
EverQuote, Class A (1)	232,878	4,970
James River Group Holdings	547,033	28,030
Kinsale Capital Group	11,347	1,172
Palomar Holdings (1)	369,610	14,570
ProAssurance	1,318,500	53,096
RenaissanceRe Holdings	111,200	21,512
Safety Insurance Group	388,700	39,387

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)

State Auto Financial	1,513,527	49,023
		277,588
Mortgage Real Estate Investment Trusts 0.9%
Capstead Mortgage, REIT (2)	4,819,825	35,426
PennyMac Mortgage Investment Trust, REIT	1,282,035	28,500
Redwood Trust, REIT	1,442,079	23,664
		87,590
Thrifts & Mortgage Finance 4.1%
Columbia Financial (1)	1,161,500	18,340
FS Bancorp (2)	226,304	11,881
Kearny Financial	4,047,859	52,784
Meridian Bancorp	2,537,118	47,571
PCSB Financial (2)	999,005	19,970
PDL Community Bancorp (1)(2)	1,045,144	14,695
PennyMac Financial Services (1)	2,321,960	70,541
Radian Group	2,697,400	61,608
Sterling Bancorp	1,354,704	13,222
WSFS Financial	2,094,688	92,376
		402,988
Total Financials		2,629,914
HEALTH CARE 6.2%

Biotechnology 0.7%
10X Genomics, Class A (1)	71,029	3,580
Momenta Pharmaceuticals (1)	1,400,648	18,153
Radius Health (1)	347,100	8,938
Rigel Pharmaceuticals (1)	2,949,300	5,515
Tricida (1)	266,340	8,222
Ultragenyx Pharmaceutical (1)	150,099	6,421
Xencor (1)	389,985	13,154
		63,983
Health Care Equipment & Supplies 4.1%
AngioDynamics (1)	390,200	7,187
Atrion (2)	106,323	82,844
Avanos Medical (1)	1,353,531	50,703

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
CryoPort (1)	550,150	8,998
Envista Holdings (1)	1,593,470	44,426
JAND, Class A, Acquisition Date: 3/9/18, Cost $4,644 (1)(3)(4)	295,474	5,005
Lantheus Holdings (1)	412,179	10,331
Mesa Laboratories	171,615	40,805
Nevro(1)	66,300	5,700
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,910
(1)(3)(4)	2,631,808	9,910
Quidel (1)	1,089,806	66,860
Utah Medical Products (2)	216,983	20,796
West Pharmaceutical Services	327,800	46,488
		400,053
Health Care Providers & Services 1.1%
Ensign Group	1,023,706	48,554
Molina Healthcare (1)	165,254	18,132
Select Medical Holdings (1)	2,791,234	46,251
		112,937
Health Care Technology 0.2%
Health Catalyst (1)	216,140	6,839
Phreesia (1)	395,218	9,580
		16,419
Pharmaceuticals 0.1%
Cara Therapeutics (1)	696,093	12,724
		12,724
Total Health Care		606,116
INDUSTRIALS & BUSINESS SERVICES 13.7%

Aerospace & Defense 2.2%
BWX Technologies	712,500	40,762
Cubic	1,090,533	76,806
Triumph Group (2)	4,545,300	103,997
		221,565
Airlines 0.1%
Alclear Holdings, Class B, Acquisition Date: 12/13/18, Cost
$9,877 (1)(3)(4)(5)	43,898	9,877
		9,877
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)

Building Products 1.3%
CSW Industrials	585,300	40,404
Insteel Industries	838,585	17,216
JELD-WEN Holding (1)	755,221	14,568
Resideo Technologies (1)	315,400	4,526
Universal Forest Products	1,248,900	49,806
		126,520
Commercial Services & Supplies 1.8%
Brady, Class A	701,400	37,209
Brink's	248,400	20,605
McGrath RentCorp	633,902	44,113
MSA Safety	276,000	30,114
Stericycle (1)	843,400	42,955
		174,996
Construction & Engineering 0.9%
Aegion (1)(2)	3,042,952	65,058
Valmont Industries	201,900	27,951
		93,009
Electrical Equipment 0.3%
Thermon Group Holdings (1)	1,263,340	29,032
		29,032
Industrial Conglomerates 0.2%
Raven Industries	504,748	16,889
		16,889
Machinery 2.9%
Blue Bird (1)	1,142,600	21,749
Chart Industries (1)	250,400	15,615
CIRCOR International (1)(2)	1,220,402	45,826
ESCO Technologies	658,700	52,406
Helios Technologies	859,934	34,888
John Bean Technologies	280,000	27,840
Lydall (1)	144,900	3,610
RBC Bearings (1)	166,782	27,671
Rexnord (1)	1,475,700	39,918

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
SPX (1)	244,700	9,790
Westport Fuel Systems (1)	1,190,000	3,237
		282,550
Marine 0.5%
Kirby (1)	298,200	24,500
Matson	553,200	20,751
		45,251
Professional Services 1.8%
Clarivate Analytics (1)	1,481,933	25,000
FTI Consulting (1)	996,400	105,608
Huron Consulting Group (1)	415,600	25,493
Upwork (1)	1,482,946	19,731
		175,832
Road & Rail 1.4%
Genesee & Wyoming, Class A (1)	152,219	16,822
Landstar System	796,100	89,625
Patriot Transportation Holding (1)(2)	210,848	4,006
Universal Logistics Holdings	928,893	21,624
US Xpress Enterprises, Class A (1)	918,695	4,428
		136,505
Trading Companies & Distributors 0.3%
Beacon Roofing Supply (1)	965,300	32,366
		32,366
Total Industrials & Business Services		1,344,392
INFORMATION TECHNOLOGY 9.4%
Communications Equipment 0.8%
Harmonic (1)(2)	11,184,690	73,595
		73,595
Electronic Equipment, Instruments & Components 2.8%
Badger Meter	64,209	3,448
Belden (2)	2,678,600	142,876
Knowles (1)	3,034,800	61,728
Littelfuse	393,000	69,683
		277,735
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)

IT Services 1.8%
Afterpay Touch Group (AUD) (1)	1,619,334	39,379
Conduent (1)	2,787,600	17,339
Endava, ADR (1)	570,623	21,598
Evo Payments, Class A (1)	710,490	19,979
GTT Communications (1)	534,900	5,039
I3 Verticals, Class A (1)(2)	1,154,954	23,238
Megaport (AUD) (1)	2,789,675	17,125
Parsons (1)	901,560	29,733
		173,430
Semiconductors & Semiconductor Equipment 2.1%
Cabot Microelectronics	371,612	52,475
Entegris	1,406,300	66,181
Lattice Semiconductor (1)	2,104,569	38,482
MaxLinear (1)	1,208,000	27,035
Rudolph Technologies (1)	602,800	15,890
Semtech (1)	155,458	7,557
		207,620
Software 1.9%
Ceridian HCM Holding (1)	863,114	42,612
Checkr, Acquisition Date: 6/29/18, Cost $866 (1)(3)(4)	70,474	2,025
Cision (1)	1,773,213	13,636
Cloudflare, Class A (1)	1,438,326	26,710
Coupa Software (1)	161,804	20,965
Descartes Systems Group (1)	252,600	10,182
nCino, Acquisition Date: 9/16/19, Cost $8,644 (1)(3)(4)	397,429	8,644
Q2 Holdings (1)	99,900	7,879
RealPage (1)	233,000	14,646
salesforce. com (1)	87,045	12,921
Toast, Acquisition Date: 9/14/18 - 11/14/18, Cost $1,094
(1)(3)(4)	40,202	1,107
Zendesk (1)	321,400	23,424
		184,751
Total Information Technology		917,131

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
MATERIALS 4.7%

Chemicals 1.4%
AgroFresh Solutions (1)(2)	6,399,779	16,831
American Vanguard	1,367,800	21,475
Balchem	55,500	5,505
Hawkins	446,700	18,985
Minerals Technologies	657,100	34,885
Orion Engineered Carbons	478,191	7,991
Quaker Chemical	198,554	31,399
		137,071
Containers & Packaging 0.6%
Myers Industries (2)	3,137,514	55,377
		55,377
Metals & Mining 1.6%
Alacer Gold (CAD) (1)	2,841,000	11,473
Carpenter Technology	1,001,000	51,712
Constellium (1)	2,751,500	34,972
ERO Copper (CAD) (1)	1,389,227	20,290
Osisko Gold Royalties (CAD)	1,075,400	9,992
Reliance Steel & Aluminum	316,500	31,542
		159,981
Paper & Forest Products 1.1%
Clearwater Paper (1)	542,113	11,449
Stella-Jones (CAD)	1,775,580	51,880
West Fraser Timber (CAD)	1,041,500	41,665
		104,994
Total Materials		457,423
REAL ESTATE 10.6%

Equity Real Estate Investment Trusts 9.4%
Acadia Realty Trust, REIT	1,261,900	36,065
American Assets Trust, REIT	645,671	30,179
American Campus Communities, REIT	883,917	42,499
Cedar Realty Trust, REIT (2)	11,229,801	33,689
CubeSmart, REIT	1,397,900	48,787
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)

Douglas Emmett, REIT	851,300	36,461
EastGroup Properties, REIT	434,200	54,284
First Industrial Realty Trust, REIT	710,222	28,096
Hannon Armstrong Sustainable Infrastructure Capital, REIT	1,749,100	50,986
Healthcare Realty Trust, REIT	2,345,492	78,574
JBG SMITH Properties, REIT	1,884,642	73,897
Kilroy Realty, REIT	438,800	34,178
Paramount Group, REIT	1,524,542	20,353
Pebblebrook Hotel Trust, REIT	991,300	27,578
PotlatchDeltic, REIT	862,646	35,442
PS Business Parks, REIT	341,400	62,118
QTS Realty Trust, Class A, REIT	282,128	14,504
Saul Centers, REIT	818,206	44,600
Sunstone Hotel Investors, REIT	3,717,610	51,080
Terreno Realty, REIT	1,761,900	90,015
Washington Real Estate Investment Trust, REIT	903,200	24,712
		918,097
Real Estate Management & Development 1.2%
FirstService	657,300	67,419
FRP Holdings (1)	168,800	8,106
St Joe (1)	2,436,921	41,744
		117,269
Total Real Estate		1,035,366
UTILITIES 6.5%

Electric Utilities 2.1%
MGE Energy	450,700	35,998
PNM Resources	2,316,500	120,643
Portland General Electric	882,300	49,735
		206,376
Gas Utilities 3.1%
Atmos Energy	171,400	19,521
Chesapeake Utilities	787,580	75,072
ONE Gas	1,214,600	116,735
RGC Resources	356,569	10,426

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
Southwest Gas Holdings	936,000	85,214
		306,968
Independent Power & Renewable Electricity Producers 0.4%
NextEra Energy Partners	650,500	34,372
		34,372
Multi-Utilities 0.2%
NorthWestern	244,200	18,327
		18,327
Water Utilities 0.7%
California Water Service Group	608,000	32,182
Middlesex Water	290,932	18,899
SJW Group	277,206	18,930
		70,011
Total Utilities		636,054
Total Common Stocks (Cost $6,465,314)		9,529,584

CONVERTIBLE PREFERRED STOCKS 1.4%
CONSUMER DISCRETIONARY 0.5%
Hotels, Restaurants & Leisure 0.2%
Sweetgreen, Series G, Acquisition Date: 8/15/16 - 2/27/18,
Cost $10,075 (1)(3)(4)	1,119,428	19,142
Sweetgreen, Series I, Acquisition Date: 9/13/19, Cost $3,142
(1)(3)(4)	183,785	3,143
		22,285
Internet & Direct Marketing Retail 0.2%
Framebridge, Series C, Acquisition Date: 6/20/18, Cost $5,134
(1)(3)(4)	1,477,622	5,134
Minted, Series E, Acquisition Date: 10/30/18, Cost $5,471
(1)(3)(4)	406,249	5,471
Roofoods, Series F, Acquisition Date: 9/12/17, Cost $10,300
(1)(3)(4)	29,130	11,322
Roofoods, Series G, Acquisition Date: 5/16/19, Cost $332
(1)(3)(4)	795	332
		22,259

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)

Textiles, Apparel & Luxury Goods 0.1%
Allbirds, Series A, Acquisition Date: 10/10/18, Cost $2,022
(1)(3)(4)	36,863	2,022
Allbirds, Series B, Acquisition Date: 10/10/18, Cost $355
(1)(3)(4)	6,476	355
Allbirds, Series C, Acquisition Date: 10/9/18, Cost $3,394
(1)(3)(4)	61,894	3,394
Allbirds, Series Seed, Acquisition Date: 10/10/18, Cost $1,086
(1)(3)(4)	19,806	1,086
		6,857
Total Consumer Discretionary		51,401
CONSUMER STAPLES 0.2%
Food Products 0.2%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $15,529 (1)(3)(4)	841,026	19,603
Farmers Business Network, Series E, Acquisition Date: 2/11/19,
Cost $3,362 (1)(3)(4)	144,247	3,362
Total Consumer Staples		22,965
HEALTH CARE 0.1%

Health Care Equipment & Supplies 0.1%
JAND, Series E, Acquisition Date: 3/9/18, Cost $5,729 (1)(3)(4)	364,498	6,174
Total Health Care		6,174
INFORMATION TECHNOLOGY 0.6%

Software 0.6%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $4,046
(1)(3)(4)	296,360	8,964
Mesosphere, Series D, Acquisition Date: 5/4/18, Cost $13,431
(1)(3)(4)	1,214,930	10,667
Toast, Series B, Acquisition Date: 9/14/18, Cost $171 (1)(3)(4)	9,907	272
Toast, Series D, Acquisition Date: 6/27/18, Cost $12,505
(1)(3)(4)	722,552	19,893
ZenPayroll, Series C, Acquisition Date: 7/16/18, Cost $5,412
(1)(3)(4)	711,894	9,477

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
ZenPayroll, Series D, Acquisition Date: 7/16/19, Cost $7,227
(1)(3)(4)	542,859	7,227
Total Information Technology		56,500
Total Convertible Preferred Stocks (Cost $108,723)		137,040
SHORT-TERM INVESTMENTS 1.4%
Money Market Funds 1.4%
T. Rowe Price Government Reserve Fund, 2.00% (2)(7)	139,138,319	139,138
Total Short-Term Investments (Cost $139,138)		139,138

Total Investments in Securities 100.1%
(Cost $6,713,175)		$9,805,762
Other Assets Less Liabilities (0.1)%		(9,825)
Net Assets 100.0%		$9,795,937

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Affiliated Companies
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $266,688 and represents 2.7% of net assets.
(4)	Level 3 in fair value hierarchy.
(5)	Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U. S. tax purposes.
(6)	Organized as a closed-end management investment company.
(7)	Seven-day yield
ADR	American Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
Aegion	$(242)	$15,987	$—
AgroFresh Solutions	(217)	(6,284)	—
American Public Education	(5,784)	(775)	—
Atrion	29,670	(22,609)	486
Belden	1,817	26,338	378
Burke & Herbert Bank & Trust	276	(6,865)	592
Capstead Mortgage	(5)	(5,165)	777
Cedar Realty Trust	(6,276)	5,936	388
CIRCOR International	(427)	19,172	—
CSS Industries	(2,646)	(3,412)	239
Culp	(1,938)	(1,197)	219
Earthstone Energy, Class A	(2,889)	641	—
Energy Reservoir Holdings,
Class A-1	—	—	—
FS Bancorp	91	1,838	91
HarborOne Bancorp	82	1,640	—
Harmonic	512	20,525	—
Horizon Global	(5,080)	11,310	—
Howard Bancorp	59	2,404	—
I3 Verticals, Class A	233	(4,579)	—
John Marshall Bancorp	29	1,233	—
Kimbell Royalty Partners	(1)	(1,335)	—
Live Oak Bancshares	130	7,214	200
Lumber Liquidators Holdings	(10,688)	10,375	—
Mesa Laboratories	3,010	2,873	91
Myers Industries	531	7,563	1,278
National Bank Holdings, Class A	585	5,691	1,025
Oil-Dri	191	3,865	402
Patriot Transportation Holding	22	(145)	—
PCSB Financial	64	359	106
PDL Community Bancorp	15	1,384	—
Preferred Bank	698	7,777	845
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

Affiliated Companies (continued)
($000s)

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
Ranger Energy Services	(55)	1,479	—
REX American Resources	150	2,353	—
Rosetta Stone	217	454	—
Saga Communications, Class A	(72)	(1,687)	453
SEACOR Marine Holdings	24	834	—
Sound Bank, Non-Voting Shares	—	—	—
Sound Bank, Voting Shares	—	—	—
Sound Bank, Warrants	—	—	—
Sportsman's Warehouse
Holdings	(2)	3,000	—
Strattec Security	16	(1,735)	82
TETRA Technologies	(3,441)	5,689	—
Triumph Group	127	45,349	508
Utah Medical Products	221	2,442	177
Winmark	425	3,742	150
T. Rowe Price Government
Reserve Fund	—	—	2,986
Affiliates not held at period end	5,289	(7,659)	464
Totals	$4,721#	$156,020	$11,937+

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

Affiliated Companies (continued)
($000s)

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	9/30/19
Aegion	$42,265	$ 10,887	$ 4,081	$ 65,058
AgroFresh Solutions	22,808	857	550	16,831
American Public Education	37,071	—	18,865	*
Atrion	106,140	—	687	82,844
Belden	96,075	21,046	583	142,876
Burke & Herbert Bank &
Trust	29,412	229	236	*
Capstead Mortgage	—	40,744	153	35,426
Cedar Realty Trust	36,443	925	9,615	33,689
CIRCOR International	22,505	6,911	2,762	45,826
CSS Industries	10,764	574	3,242	4,684
Culp	19,124	1,865	6,516	13,276
Earthstone Energy, Class A	8,950	—	4,168	5,423
Energy Reservoir Holdings,
Class A-1	—	20,874	—	20,874
FS Bancorp	*	1,949	96	11,881
HarborOne Bancorp	*	17,363	225	32,401
Harmonic	53,680	1,032	1,642	73,595
Horizon Global	2,918	4,365	6,199	12,394
Howard Bancorp	14,058	1,151	214	17,399
I3 Verticals, Class A	24,106	3,985	274	23,238
John Marshall Bancorp	*	3,820	161	13,145
Kimbell Royalty Partners	—	19,364	78	17,951
Live Oak Bancshares	33,348	75	557	40,080
Lumber Liquidators
Holdings	20,924	2,060	22,341	*
Mesa Laboratories	42,535	—	4,603	*
Myers Industries	48,307	—	493	55,377
National Bank Holdings,
Class A	58,226	—	633	63,284
Oil-Dri	13,080	2,277	118	19,104
Patriot Transportation
Holding	4,486	—	335	4,006
PCSB Financial	17,939	1,960	288	19,970
PDL Community Bancorp	13,568	—	257	14,695
Preferred Bank	41,124	—	132	48,769
Ranger Energy Services	5,721	—	196	7,004
REX American Resources	*	5,787	295	28,326

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

Affiliated Companies (continued)
($000s)

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	9/30/19
Rosetta Stone	21,663	3,430	317	25,230
Saga Communications,
Class A	18,579	—	3,403	13,489
SEACOR Marine Holdings	12,247	—	236	*
Sound Bank, Non-Voting
Shares	—	2,923	—	*
Sound Bank, Voting Shares	—	1,436	—	*
Sound Bank, Warrants	—	—	—	*
Sportsman's Warehouse
Holdings	16,434	2,008	315	21,127
Strattec Security	5,704	—	82	3,887
TETRA Technologies	11,596	1,064	5,805	12,544
Triumph Group	44,240	15,755	1,347	103,997
United Financial Bancorp	37,306	—	29,647	—
Utah Medical Products	16,710	1,783	139	20,796
Winmark	35,911	5,507	313	44,847
T. Rowe Price Government
Reserve Fund	183,209	¤	¤	139,138
				$1,354,481^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $11,937 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,181,733.
* On the date indicated, issuer was held but not considered an affiliated company.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Small-Cap Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one

T. ROWE PRICE SMALL-CAP VALUE FUND

exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE SMALL-CAP VALUE FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$9,148,425	$ 258,448	$ 122,711	$ 9,529,584
Convertible Preferred Stocks	—	—	137,040	137,040
Short-Term Investments	139,138	—	—	139,138
Total	$9,287,563	$ 258,448	$ 259,751	$ 9,805,762

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2019, totaled $11,788,000 for the period ended September 30,
2019. During the period, transfers out of Level 3 were because observable market data became available for the security.
Additionally, during the period, transfers into and out of Level 3 include securities acquired as a result of a corporate action.

($000s)		Gain
	Beginning	(Loss)			Transfers	Transfers	Ending
	Balance	During	Total	Total	Into	Out of	Balance
	1/1/19	Period Purchases		Sales	Level 3	Level 3	9/30/19
Investment in Securities
Common Stocks	$69,487	$2,027	$57,478	$(9)	$1,002	$(7,274)	$122,711
Convertible
Preferred Stocks	113,216	9,761	14,063	–	–	–	137,040
Convertible
Bonds	1,002	–	–	–	–	(1,002)	–
Total	$183,705	$11,788	$71,541	$(9)	$1,002	$(8,276)	$259,751